SUPPLEMENTARY CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS INFORMATION-term liabilities) (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
SUPPLEMENTARY BALANCE SHEET INFORMATION [Abstract]
Earn-Out Consideration, Holdback Amount and Bonus Amount	$ 9,441	$ 11,982
Other	700	934
Total other long-term liabilities	$ 10,141	$ 12,916